Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest-bearing Assets
Cash and cash equivalents	$ 272	$ 346	$ 217	$ 582
Short-term investments	785	785
Fiduciary assets	4,190	3,489
Investments	239	312
Total interest-bearing assets	5,486	4,932
Investments:
Equity method investments	164	174
Other investments, at cost	60	123
Fixed-maturity securities	15	15
Investments	239	312
Juniperus Insurance Opportunity Fund Limited (Juniperus)
Variable Interest Entity
Investment in variable interest entity	$ 65.0